Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Vendor prepayments	$ 65,237	$ 821,266
VAT recoverable and other current assets	49,479	24,433
Other short-term receivables	400,000	10,664
Prepaid insurance	42,470	69,019
Prepaid expenses	2,970
Total prepaid expenses and other current assets	$ 560,157	$ 925,382